Segment Reporting (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 Segment
Segment Reporting Information [Line Items]
Number of reporting segments	3
Global Wealth Management [Member]
Segment Reporting Information [Line Items]
Number of operating segments	2